Subordinated debt securities (Details) kr in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Nov. 14, 2018 USD ($)	Nov. 30, 2018 USD ($)	Dec. 31, 2018 SEK (kr)	Dec. 31, 2017 SEK (kr)
Subordinated debt securities
Subordinated liabilities				kr 2,040
Interest expenses accrued			kr 2,542	2,023
Redemption of subordinated liabilities | $		$ 250
Foreign currencies
Subordinated debt securities
Subordinated liabilities				2,040
Resettable Dated Subordinated Instruments | Fixed interest rate
Subordinated debt securities
Subordinated liabilities				2,040
Interest expense			kr 54	61
Interest expenses accrued				kr 8
Redemption of subordinated liabilities | $	$ 250